UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2007

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments.

Ascentia Long/Short Fund
Schedule of Investments
November 30, 2006 (Unaudited)

		Shares		Value
COMMON STOCKS 10.60%

Foreign Energy 0.00%
Pan Ocean Energy Escrow		6,000		$0

Insurance 1.58%
American Financial Group, Inc.		1,000		52,210

Metals & Mining 3.16%
Meridian Gold Inc. (a) (b)		2,750		84,700
St. Andrew Goldfields Ltd. - CN (a) (b)		20,000		19,439
				104,139

Nonmetallic Minerals 0.94%
Linear Gold Corp. - CN (a) (b)		5,735		30,984

Oil & Gas 3.26%
ConocoPhillips		1,600		107,680

Semiconductor & Semiconductor Equipment 1.66%
MEMC Electronic Materials, Inc. (a)		1,380		54,924

TOTAL COMMON STOCKS (Cost $328,947)				349,937

EXCHANGE TRADED FUNDS 27.89%
iShares Russell 1000 Value Index Fund		3,645		296,412
Profunds Falling U.S. Dollar ProFund - Class I (a)		4,110		123,875
SPDR Trust Series 1		2,700		379,431
streetTRACKS Gold Trust (a)		1,880		121,053

TOTAL EXCHANGE TRADED FUNDS (Cost $849,840)				920,771

PREFERRED STOCK 4.42%

Consumer Finance 4.42%
GMAC, LLC		6,000		145,800

TOTAL PREFERRED STOCK (Cost $143,357)				145,800

		Contracts		Value
PURCHASED CALL OPTION 0.97%

Meridian Gold Inc.:
Expiration: January 2007, Exercise Price: $25.00		50		32,000
TOTAL OPTION PURCHASED (Cost $20,650)				32,000

Ascentia Long/Short Fund
Schedule of Investments (Continued)
November 30, 2006 (Unaudited)

		Shares		Value
SHORT TERM INVESTMENT 3.01%
Investment Company
The Aim STIT-STIC Prime Portolio		99,542		99,542

TOTAL SHORT TERM INVESTMENT (Cost $99,542)				99,542

Total Investments 46.89%				1,548,050
(Cost $1,442,336)
Other Assets, less liabilities 53.11%				1,753,401
TOTAL NET ASSETS - 100.00%				$3,301,451

Percentages are stated as a percent of net assets.

CN	Canadian Dollars
(a)	Non-Income Producing
(b)	Foreign Issued

Ascentia Long/Short Fund
Schedule of Securities Sold Short
November 30, 2006 (Unaudited)

		Shares		Value
COMMON STOCKS 3.46%

Thrifts & Mortgage Finance 3.46%
Fannie Mae		1,000		$57,030
Freddie Mac		850		57,086
				114,116

TOTAL COMMON STOCKS (Proceeds $114,068)				114,116

EXCHANGE TRADED FUND 8.67%
Nasdaq-100 Trust, Series 1		6,500		286,260

TOTAL EXCHANGE TRADED FUND (Proceeds $283,275)				286,260

TOTAL SECURITIES SOLD SHORT (Proceeds $397,343)				$400,376

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at November 30, 2006
	was as follows*:

	Cost of investments		$ 1,442,336
	Short sale proceeds		397,343
Gross unrealized appreciation			107,753
Gross unrealized depreciation			(5,072)
Net unrealized appreciation			$ 102,681

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Akros Absolute Return Fund
Schedule of Investments
November 30, 2006 (Unaudited)

		Shares	Value
COMMON STOCKS 35.94%
Airlines 1.43%
SkyWest, Inc.		1,300	$32,812

Commercial Banks 0.88%
HF Financial Corp.		1,155	20,085

Computer Facilities Management Services 1.15%
ePlus Inc. (a)		2,600	26,260

Distributors 0.65%
Building Materials Holding Corp. (a)		600	14,784

Electronic Equipment & Instruments 0.18%
Ingram Micro Inc. - Class A (a)		200	4,076

Energy Equipment & Services 1.82%
Patterson-UTI Energy, Inc.		1,500	41,565

Food & Staples Retailing 1.26%
CVS Corp.		1,000	28,770

Food Products 1.16%
Unilever NV - NY Shares		1,000	26,490

Health Care Equipment & Supplies 2.65%
Hospira, Inc. (a)		600	19,680
St. Jude Medical, Inc. (a)		1,100	40,997
			60,677
Insurance 0.82%
Aspen Insurance Holdings Ltd.		700	18,865

Media 1.05%
Journal Register Co.		3,100	24,118

Oil & Gas 12.03%
Apache Corp.		300	20,979
Chevron Corp.		1,000	72,320
Cimarex Energy Co.		1,600	60,176
Encore Acquisition Co. (a)		1,600	43,456
The Houston Exploration Co. (a)		200	11,224
Mesa Royalty Trust		1,000	50,590
Valero Energy Corp.		300	16,521
			275,266
Orthopedic, Prosthetic and Surgical Appliances & Supplies 1.08%
Synovis Life Technologies, Inc. (a)		3,000	24,750

Pharmaceutical Preparations 0.71%
Endo Pharmaceuticals Holdings Inc. (a)		600	16,266

Akros Absolute Return Fund
Schedule of Investments, continued
November 30, 2006 (Unaudited)

		Shares	Value
Pharmaceuticals 4.26%
Barr Pharmaceuticals Inc. (a)		1,000	51,080
GlaxoSmithKline plc - ADR		600	31,878
Wyeth		300	14,484
			97,442
Publishing & Printing 0.17%
Peoples Educational Holdings, Inc. (a)		819	3,817

Racing 0.92%
Canterbury Park Holding Corp.		1,600	21,120

Real Estate Investment Trust 0.92%
Winthrop Realty Trust		3,300	21,153

Road & Rail 2.06%
Canadian National Railway Co.		1,000	47,070

Thrifts & Mortgage Finance 0.74%
Wells Financial Corp.		600	16,980

TOTAL COMMON STOCKS (Cost $814,752)			822,366

CLOSED-END INVESTMENT COMPANY 0.95%
Blackrock Corporate High Yield Fund V, Inc.		1,600	21,840

TOTAL CLOSED-END INVESTMENT COMPANY (Cost $20,642)			21,840

PARTNERSHIP 1.01%
Constellation Energy Partners LLC (a)		1,000	23,140

TOTAL PARTNERSHIP (Cost $23,045)			23,140

PRINCIPAL-PROTECTED NOTES 2.25%
Financials
Citigroup Funding, Inc. Asian Currency Principal-Protected Notes (a)		2,200	21,582
Citigroup Global Markets Holdings, Inc. Principal-Protected Notes - Asian Currency (a)		3,100	30,008

TOTAL PRINCIPAL-PROTECTED NOTES (Cost $51,092)			51,590

PRIVATE PLACEMENTS 6.48%
Bauer Private Equity Fund III, LLC (Alien Technology) (a) (b) (c)		23,397	38,979
Bauer Private Equity Fund IV, LLC (Alien Technology) (a) (b) (c)		2,579	12,898
Raza Microelectronics, Inc. (a) (b) (c)		65,000	96,525

TOTAL PRIVATE PLACEMENTS (Cost $206,593)			148,402

Akros Absolute Return Fund
Schedule of Investments, continued
November 30, 2006 (Unaudited)

		Contracts	Value
PUT OPTIONS PURCHASED 0.28%
Digital River, Inc.:
Expiration: March 2007, Exercise Price: $60.00		3	1,500
JPMorgan Chase & Co.:
Expiration: December 2006, Exercise Price: $45.00		3	60
Kinder Morgan Energy Partners, L.P.:
Expiration: December 2006, Exercise Price: $50.00		5	700
Standard and Poor's 500 Index:
Expiration: December 2006, Exercise Price: $1,250.00		2	60
Standard and Poor's 500 Index:
Expiration: December 2006, Exercise Price: $1,285.00		2	80
Standard and Poor's 500 Index:
Expiration: March 2007, Exercise Price: $1,280.00		1	610
Standard and Poor's 500 Index:
Expiration: March 2007, Exercise Price: $1,325.00		1	1,100
Standard and Poor's 500 Index:
Expiration: March 2007, Exercise Price: $1,330.00		2	2,200

TOTAL PUT OPTIONS PURCHASED (Cost $18,735)			6,310

		Shares	Value
WARRANTS 0.32%
Alien Technology (b) (c):
Expiration: October 2013, Exercise Price: $7.50
(Acquired 10/23/2006, Cost $0)		2,579	7,248
NexMed, Inc. (PIPE) (b) (c):
Expiration: January 2010, Exercise Price: $1.07
(Acquired 1/23/2006, Cost $0)		10,000	85

TOTAL WARRANTS (Cost $0)			7,333

		Principal
		Amount	Value
SHORT TERM INVESTMENT 30.10%
Investment Company
AIM STIT-STIC Prime Portfolio - Investor Class		688,737	688,737

TOTAL SHORT TERM INVESTMENT (Cost $688,737)			688,737

Total Investments (Cost $1,823,596) 77.33%			1,769,718
Other Assets in Excess of Liabilities 22.67%			518,730
TOTAL NET ASSETS 100.00%			$2,288,448

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Security Fair Valued in accordance with procedures approved by the Board of Trustees
(c) Restricted Security
ADR American Depositary Receipt

Akros Absolute Return Fund
Schedule of Securities Sold Short
November 30, 2006 (Unaudited)

		Shares	Value
COMMON STOCKS 7.45%
Chemicals 0.97%
Ecolab, Inc.		500	$22,175

Electrical Equipment 0.29%
GrafTech International Ltd. (a)		1,000	6,750

Household Products 0.82%
The Procter & Gamble Co.		300	18,837

Oil & Gas 0.40%
Delta Petroleum Corp. (a)		300	9,066

Pharmaceuticals 0.50%
Diversa Corp. (a)		1,000	11,380

Real Estate 0.57%
ProLogis		200	13,034

Real Estate Investment Trust 0.85%
BRE Properties, Inc. - Class A		300	19,392

Semiconductors 0.68%
KLA-Tencor Corp.		300	15,501

Software 0.97%
Electronic Arts Inc. (a)		400	22,340

Specialty Retail 0.94%
Dick's Sporting Goods, Inc. (a)		400	21,456

Thrifts & Mortgage Finance 0.46%
Wauwatosa Holdings, Inc. (a)		600	10,632

TOTAL COMMON STOCKS (Proceeds $146,272)			170,563

EXCHANGE-TRADED FUNDS 12.40%
iShares Dow Jones U.S. Real Estate Index Fund		300	25,785
iShares S&P SmallCap 600 Index Fund		1,000	66,130
Midcap SPDR Trust Series 1		1,000	147,720
Utilities Select Sector SPDR Fund		1,200	44,088

TOTAL EXCHANGE-TRADED FUNDS (Cost $261,291)			283,723

Total Securities Sold Short (Proceeds $407,563) 19.85%			$454,286

Percentages are stated as a percent of net assets.

(a) Non Income Producing

Akros Absolute Return Fund
Schedule of Options Written
November 30, 2006 (Unaudited)

		Contracts	Value
CALL OPTIONS
The Houston Exploration Co.:
Expiration: December 2006, Exercise Price: $70.00		2	$-
Unilever NV - NY Shares:
Expiration: January 2007, Exercise Price: $25.00		10	1,700
Valero Energy Corp.:
Expiration: December 2006, Exercise Price: $55.00		3	420

Total Options Written (Premiums received $2,175)			$2,120

The cost basis of investments for federal income tax purposes at November 30, 2006 was as follows*:

Cost of investments	$ 1,823,596
Short Sale Proceeds	407,563
Premiums received on options written	2,175
Gross unrealized appreciation	60,893
Gross unrealized depreciation	(161,439)
Net unrealized depreciation	$ (100,546)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Akros Absolute Return Fund
Schedule of Open Futures Contracts
November 30, 2006 (Unaudited)

	Number
	of Contracts	Contract	Settlement	Unrealized
Description	Sold	Value	Month	Depreciation
Standard and Poor's 500 Index December 2006 Futures	1	$350,725	December 2006	$(19,850)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended November 30, 2006 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By /s/ Joseph Neuberger
            Joseph Neuberger, President and Treasurer

Date January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Joseph Neuberger
                            Joseph Neuberger, President and Treasurer

Date January 23, 2007